Operating revenue (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Revenue from sanitation services (i)	R$ 5,661,099	R$ 4,909,274
Construction revenue	1,336,778	1,179,534
Sales tax	(410,786)	(370,298)
Regulation, Control and Oversight Fee (TRCF)	(26,845)	(20,141)
Net revenue	R$ 6,560,246	R$ 5,698,369